JPMORGAN TRUST I

270 Park Avenue

New York, NY 10017

March 5, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of
the funds (the “Funds”) listed on
Appendix A hereto
File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statements of Additional Information of the Funds listed in Appendix A do not differ from the prospectuses and Statements of Additional Information contained in the Post-Effective Amendment No. 376 (Amendment 377 under the Investment Company Act of 1940) filed electronically on February 26, 2015.

If you have any questions, please call the undersigned at (212) 648-2085.

Sincerely,

/s/ John T. Fitzgerald
John T. Fitzgerald
Assistant Secretary

March 5, 2015	JPMorgan Trust I

Appendix A

J.P. Morgan Fund

JPMorgan Commodities Strategy Fund

J.P. Morgan International Equity Funds

JPMorgan Europe Research Enhanced Equity Fund

JPMorgan Asia Pacific Fund

J.P. Morgan Specialty Funds

JPMorgan Market Neutral Fund

JPMorgan Research Market Neutral Fund

J.P. Morgan U.S. Equity Funds

JPMorgan Opportunistic Equity Long/Short Fund

JPMorgan Research Equity Long/Short Fund